Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies
The company had an accrual of $3 million and $4 million related to contingencies and legal proceedings in Europe at each of December 31, 2011 and 2010, respectively. The company also had an accrual, including accrued interest, in the Consolidated Balance Sheet of $7 million at December 31, 2010, related to a plea agreement entered into in 2007. While other contingent liabilities described below may be material, the company has determined that losses in these matters are not probable and has not accrued any other amounts. Regardless of their outcomes, the company has paid, and will likely continue to incur, significant legal and other fees to defend itself in these proceedings, which may significantly affect the company's financial statements.
COLOMBIA-RELATED MATTERS
Tort Lawsuits. Between June 2007 and March 2011, nine lawsuits were filed against the company by Colombian nationals in U.S. federal courts. These lawsuits assert civil tort claims under various state and federal laws, including the Alien Tort Statute ("ATS"), and the Torture Victim Protection Act ("TVPA") (hereinafter "ATS lawsuits"). The plaintiffs claim to be persons injured, or family members or legal heirs of individuals allegedly killed or injured, by armed groups that received payments from the company's former Colombian subsidiary. The company had voluntarily disclosed these payments to the U.S. Department of Justice as having been made by the subsidiary to protect its employees from risks to their safety if the payments were not made. This self-disclosure led to the company's 2007 plea to one count of Engaging in Transactions with a Specially-Designated Global Terrorist Group without having first obtained a license from the U.S. Department of Treasury's Office of Foreign Assets Control. The plaintiffs in the ATS lawsuits claim that, as a result of such payments, the company should be held legally responsible for the alleged injuries. All of the ATS lawsuits have been centralized in the U.S. District Court for the Southern District of Florida for consolidated or coordinated pretrial proceedings ("MDL Proceeding").
The claims in the ATS lawsuits are asserted on behalf of over 4,000 alleged victims. Plaintiffs' counsel have indicated that they may add claims for additional alleged victims. The company also has received requests to participate in mediation in Colombia concerning similar claims, which could be followed by litigation in Colombia. Eight of the ATS lawsuits seek unspecified compensatory and punitive damages, as well as attorneys' fees and costs, with one seeking treble damages and disgorgement of profits without explanation. The other ATS lawsuit contains a specific demand of $10 million in compensatory damages and $10 million in punitive damages for each of the several hundred alleged victims in that suit. The company believes the plaintiffs' claims are without merit and is defending itself vigorously.
The company has filed motions to dismiss the ATS lawsuits. In June 2011, the company's motions to dismiss seven of the ATS lawsuits were granted in part and denied in part. While the court allowed plaintiffs to move forward with their TVPA claims and some ATS claims, it dismissed various claims asserted under the ATS, state law, and Colombian law. The company believes it has strong defenses to the remaining claims in these cases. Still pending are motions to dismiss (i) the remaining two ATS cases not subject to the court's June 2011 order and (ii) amended ATS claims premised on guerrilla violence that the court had dismissed without prejudice are pending.
There have been several motions filed since the court's June 2011 ruling.  Plaintiffs filed a motion for reconsideration asking the court to reinstate all non-federal claims dismissed in the June 2011 order. The company filed a motion seeking certification of the June 2011 order for interlocutory appeal to the United States Court of Appeals for the Eleventh Circuit. In addition, the company filed a motion to dismiss all of the ATS actions on forum non conveniens grounds. All of these motions are pending.
In addition to the ATS lawsuits, between March 2008 and March 2011, four tort lawsuits were filed against the company by American citizens who allege that they were kidnapped and held hostage by an armed group in Colombia, or that they are the survivors or the estate of a survivor of American nationals kidnapped and/or killed by the same group in Colombia. The plaintiffs in these cases make claims under the Antiterrorism Act ("ATA") and state tort laws (hereinafter "ATA lawsuits"). These ATA lawsuits have also been centralized in the MDL Proceeding. As with the ATS plaintiffs, the ATA plaintiffs contend that the company is liable because its former Colombian subsidiary provided material support to the armed group. These ATA lawsuits seek unspecified compensatory damages, treble damages, attorneys' fees and costs and punitive damages. The company believes the plaintiffs' claims are without merit and is defending itself vigorously.
The company has filed motions to dismiss the ATA lawsuits. In February 2010, the company's motion to dismiss one of the ATA lawsuits was granted in part and denied in part. The company believes it has strong defenses to the remaining claims in that case. There has been no decision on the company's pending motions to dismiss the other ATA lawsuits.
Insurance Recovery. In September 2008, the company filed suit in the Common Pleas Court of Hamilton County, Ohio against three of its primary general liability insurers (the "coverage suit") seeking (i) a declaratory judgment with respect to the insurers' obligation to reimburse the company for defense costs that it had incurred (and is continuing to incur) in connection with the defense of the tort claims described above; and (ii) an award of damages for the insurers' breach of their contractual obligation to reimburse the company for defense costs to defend itself in these matters. A fourth primary insurer, National Union Fire Insurance Company of Pittsburgh, PA ("National Union"), was later added to the case. A fifth primary insurer that is not a party to the coverage suit is insolvent.
The company reached settlement agreements with three of the primary insurers under which they have paid and will continue to pay a portion of defense costs for each of the underlying tort lawsuits. The case proceeded to trial against National Union.
Following the trial and after hearing post-trial motions, the court entered final judgment in the coverage suit in December 2011. The court ruled that the underlying tort lawsuits arise out of single "occurrence," as that term is defined in National Union's primary policies, and that the occurrence took place in Cincinnati, Ohio, which is within the "coverage territory" of National Union's primary policies. The court ruled that National Union has a duty to reimburse the company for its reasonable defense costs paid in connection with each of the underlying tort lawsuits that includes allegations of bodily injury or property damage during the period of National Union's primary policies and that were not already paid by other insurers, plus prejudgment interest on defense costs not paid by National Union when due. The court ruled that the defense costs incurred by the company in connection with the underlying tort lawsuits and that were the subject of trial - with certain limited exceptions related to media-related activity - were reasonable. The court also ruled that National Union has no legal right to contribution from the insurers who entered partial settlements with the company. Further, the court ruled that the June 2011 decision in the underlying tort cases, which dismissed various claims asserted under the ATS, state law, and Colombian law, including negligence claims, did not terminate National Union's duty to reimburse the company.
In January 2012, National Union filed a notice of appeal to the First District Court of Appeals in Ohio. Nevertheless, National Union has paid, and is continuing to pay, the defense costs of the company as ordered by the court, while reserving the right to attempt to obtain reimbursement of these payments if its appeal is successful.
Through December 31, 2011, the company has received $9 million as expense reimbursement from National Union, which is being deferred in "Other liabilities" in the Consolidated Balance Sheets until the appeal process is complete. With the exception of the defense costs that, as described above, three of Chiquita's primary insurers have agreed to pay under partial settlement agreements, there can be no assurance that any claims under the applicable policies will result in insurance recoveries.
Colombia Investigation. The Colombian Attorney General's Office is conducting an investigation into payments made by companies in the banana and other industries to paramilitary groups in Colombia. Included within the scope of the investigation are the payments that were the subject of the company's 2007 plea in the United States, described above. The company believes that it has at all times complied with Colombian law.
ITALIAN CUSTOMS CASES
1998-2000 Cases. In October 2004, the company's Italian subsidiary, Chiquita Italia, received the first of several notices from various customs authorities in Italy stating that it is potentially liable for additional duties and taxes on the import of bananas by Socoba S.r.l. ("Socoba") from 1998 to 2000 for sale to Chiquita Italia. The customs authorities claim that (i) the amounts are due because these bananas were imported with licenses (purportedly issued by Spain) that were subsequently determined to have been forged and (ii) Chiquita Italia should be jointly liable with Socoba because (a) Socoba was controlled by a former general manager of Chiquita Italia and (b) the import transactions benefited Chiquita Italia, which arranged for Socoba to purchase the bananas from another Chiquita subsidiary and, after customs clearance, sell them to Chiquita Italia. Chiquita Italia is contesting these claims, principally on the basis of its good faith belief at the time the import licenses were obtained and used that they were valid.
Of the original notices, civil customs proceedings in an aggregate amount of €14 million ($18 million) plus interest were ultimately brought and are now pending against Chiquita Italia in four Italian jurisdictions, Genoa, Trento, Aosta and Alessandria (for €7 million, €5 million, €2 million, and €0.4 million, respectively, plus interest). The Aosta case is still at the trial level and has been suspended pending a ruling in a separate case in Rome; in the Trento case, Chiquita Italia lost at the trial level and the decision has been appealed; in the Genoa case, Chiquita Italia won at the trial level, lost on appeal, and appealed to the Court of Cassation, the highest level of appeal in Italy, where the case is pending; and in the Alessandria case, Chiquita Italia lost at the trial level, but the case was stayed also pending a ruling in a separate case in Rome. This Rome case was brought by Socoba (and Chiquita Italia intervened voluntarily) on the issue of whether the forged Spanish licenses used by Socoba should be regarded as genuine in view of the apparent inability to distinguish between genuine and forged licenses. In an October 2010 decision, the Rome trial court rejected Socoba's claim that the licenses should be considered genuine on the basis that Socoba had not sufficiently demonstrated how similar the forged licenses were to genuine Spanish licenses. Socoba has appealed this decision.
In an unrelated case addressing similar forged Spanish licenses used in Belgium, the EU Commission has ruled that these types of licenses were such good forgeries that they needed to be treated as genuine, and Chiquita Italia has brought this decision to the attention of the customs authorities in Genoa and Alessandria to seek relief in relation to the pending customs case. The Genoa customs authorities declined to give the benefit of the decision to Chiquita Italia but Chiquita Italia intends to appeal this decision to the tax court.
In Italy, each level of appeal involves a review of the facts and law applicable to the case and the appellate court can render a decision that disregards or substantially modifies the lower court's opinion.
Under Italian law, the amounts claimed in the Trento, Alessandria and Genoa cases have become due and payable notwithstanding the pending appeals. In March 2009, Chiquita Italia began to pay the amounts due in the Trento and Alessandria cases, €7 million ($9 million), including interest, in 36 monthly installments. In the Genoa case, Chiquita Italia began making monthly installment payments in March 2010 under a similar arrangement for the amount due of €13 million ($17 million), including interest, but this payment has been temporarily suspended. If Chiquita Italia ultimately prevails in its appeals, all amounts paid will be reimbursed with interest.
2004-2005 Cases. In 2008, Chiquita Italia was required to provide documents and information to the Italian fiscal police in connection with a criminal investigation into imports of bananas by Chiquita Italia during 2004 through 2005, and the payment of customs duties on these imports. The focus of the investigation was on an importation process whereby Chiquita sold some of its bananas to holders of import licenses who imported the bananas and resold them to Chiquita Italia (indirect import challenge), a practice the company believes was legitimate under both Italian and EU law and was widely accepted by authorities across the EU and by the EC. The Italian prosecutors are pursuing this matter. If criminal liability is ultimately determined, Chiquita Italia could be civilly liable for damages, including applicable duties, taxes and penalties.
Both tax and customs authorities have issued assessment notices for the years 2004 and 2005 for this matter. The assessed balances for taxes are €6 million ($8 million) for 2004 and €5 million ($7 million) for 2005 plus, in each case, interest and penalties. Chiquita Italia appealed these assessments to the first level Rome tax court and, in June 2011, the court rejected Chiquita Italia's appeal for 2004. Chiquita Italia has appealed this decision. The assessed balances for customs for 2004 and 2005 total €18 million ($23 million) plus interest. Chiquita Italia also appealed these assessments to the first level Rome tax court, which rejected the appeal in June 2011. Chiquita Italia has appealed this decision. Under Italian law, each level of appeal involves a review of the facts and law applicable to the case and the appellate court can render a decision that disregards or substantially modifies the lower court's opinion. In each case Chiquita Italia has received payment notifications from the tax and customs authorities and will begin paying assessed tax in installments to the tax authorities beginning in March 2012.
The fiscal police investigation also challenged the involvement of a Chiquita entity incorporated in Bermuda in the sale of bananas directly to Chiquita Italia (direct import challenge), as a result of which the tax authorities claimed additional taxes of €13 million ($17 million) for 2004 and €19 million ($25 million) for 2005, plus interest and penalties. In order to avoid a long and costly tax dispute, in April 2011, Chiquita Italia reached an agreement in principle with the Italian tax authorities to settle the dispute. Under the settlement, the tax authorities agreed that the Bermuda corporation's involvement in the importation of bananas was appropriate and Chiquita Italia agreed to an adjustment to the intercompany price paid by Chiquita Italia for the imported bananas it purchased from this company, resulting in a higher income tax liability for those years. Chiquita Italia paid a settlement of €3 million ($4 million) of additional income tax for 2004 and 2005, including interest and penalties, which was significantly below the amounts originally claimed. The portion of the settlement for 2005 is still subject to approval by the Rome tax court; approval is expected in 2012. As part of the settlement, Chiquita Italia also agreed to a pricing adjustment for its intercompany purchases of bananas for the years 2006 through 2009, resulting in payments in June and July 2011 of €2 million ($2 million) of additional tax and interest to fully settle those years. The indirect import challenge described above is not part of the settlement.
Chiquita Italia continues to believe that it acted properly and that all the transactions for which it has received assessment notices were legitimate and reported appropriately, and, aside from those issues already settled, continues to vigorously defend the transactions at issue.
CONSUMPTION TAX REFUND
The company has and has had several open cases seeking the refund of certain consumption taxes paid between 1980 and 1990 in various Italian jurisdictions. As gain contingencies, these refunds and any related interest are recognized when realized and all gain contingencies have been removed. In 2010, the company recognized €3 million ($3 million, or $2 million net of income tax) in "Other income" after a favorable court decision in Rome, the expiration of appeal period and the receipt of cash including interest. In January 2012, the company received €20 million ($26 million) related to a favorable decision from a court in Salerno, Italy. The claim is not considered resolved or realized, as the decision has been appealed to a higher court. Consequently, the receipt of cash will be deferred in "Other liabilities" on the Consolidated Balance Sheets. Decisions in one jurisdiction have no binding effect on pending claims in other jurisdictions and all unresolved claims may take years to resolve.